Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $2.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $248.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $210.80 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $298.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.50%)